INVESTMENT IN UNCONSOLIDATED JOINT VENTURES (110 William Street Refinancing) (Detail) - 110 William Joint Venture	May 07, 2019 USD ($)	Mar. 07, 2019 USD ($) Extension
Interest rate caps
Schedule of Equity Method Investments [Line Items]
Notional Amount		$ 348,500,000
One-month LIBOR | Interest rate caps
Schedule of Equity Method Investments [Line Items]
Variable interest rate		3.75%
Building Loan
Schedule of Equity Method Investments [Line Items]
Extinguishment of debt	$ 45,900,000
Unused borrowing capacity, amount		$ 45,900,000
110 William Street Mortgage Loan
Schedule of Equity Method Investments [Line Items]
Extinguishment of debt	268,000,000
Face amount	261,400,000
Number of extensions | Extension		3
Contractual interest rate, percentage		3.50%
110 William Street Mortgage Loan | One-month LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate		1.50%
Senior Mortgage Loan
Schedule of Equity Method Investments [Line Items]
Extinguishment of debt	215,500,000
Amount outstanding		$ 210,800,000
Amount outstanding		210,800,000
Unused borrowing capacity, amount		$ 4,700,000
Mezzanine Loan
Schedule of Equity Method Investments [Line Items]
Face amount	$ 87,100,000
Contractual interest rate, percentage		6.90%
Amount outstanding		$ 70.3
Amount outstanding		70.3
Unused borrowing capacity, amount		$ 16,800,000
Mezzanine Loan | One-month LIBOR
Schedule of Equity Method Investments [Line Items]
Basis spread on variable rate		49000.00%